UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07359

                       HYPERION STRATEGIC BOND FUND, INC.
               (Exact name of registrant as specified in charter)

           THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                          NEW YORK, NEW YORK 10281-1010
               (Address of principal executive offices) (Zip code)

                            JOHN H. DOLAN, PRESIDENT
                       HYPERION STRATEGIC BOND FUND, INC.
           THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                          NEW YORK, NEW YORK 10281-1010
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31


Date of reporting period:  July 1, 2005 through June 30, 2006

Item 1.  Proxy Voting Record.


                                                Vote Summary Report
                                           July 01, 2005 - June 30, 2006



                                                   Ballot                        Management    Management
   Name         Ticker    Security     Meeting      Item       Item                  or           Vote       Vote
                             ID         Date       Number    Description          Shareholder     Rec        Cast
   ----         ------    --------    --------    -------   -----------          -----------    -----      ------



New Plan Excel    NXL    648053106    5/16/2006      1       Elect Directors      Management     For         None
Realty Trust,
Inc.




                                 SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION STRATEGIC BOND FUND, INC.


By:  /s/ John H. Dolan
    ----------------------------------------
        John H. Dolan
        Principal Executive Officer

Date:  August 31, 2006